Share-Based Payments - Outstanding Total Shareholder Return Units Activity (Details) (Total Shareholder Return Units (TSRU) [Member], USD $)
In Millions, except Share data in Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Total Shareholder Return Units (TSRU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Share Units	34,842	[1]
Outstanding, Weighted-Average Grant Price Per Share Unit	$ 23.41	[1]
Outstanding, Weighted-Average Remaining Contractual Term (Years)	3 years 1 month 6 days	[1]
Outstanding, Aggregate Intrinsic Value	$ 360	[1]
Vested, Share Units	13,907	[1]
Vested, Weighted-Average Grant Price Per Share Unit	$ 18.92	[1]
Vested, Weighted-Average Remaining Contractual Term (Years)	1 year 7 months 6 days	[1]
Vested, Aggregate Intrinsic Value	220	[1]
Expected to vest, Share Units	20,935	[1]	24,195
Expected to vest, Weighted-Average Grant Price Per Share Unit	$ 26.40	[1]	$ 22.30
Expected to vest, Weighted-Average Remaining Contractual Term (Years)	4 years 1 month 6 days	[1]
Expected to vest, Aggregate Intrinsic Value	$ 140	[1]
Settled, Share Units	5,124
Settled, Weighted-Average Grant Price Per Share	$ 14.67

[1]	In 2014, we settled 5,124,197 share units with a weighted-average grant price of $14.67 per share unit.